Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 6,689,847	$ 6,214,099
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	3,258,043	2,955,411
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	309,164	299,067
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,833,762	2,671,895
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 288,878	$ 287,726